Amounts Receivable (Tables)	3 Months Ended
Mar. 31, 2022
Amounts Receivable
Schedule of Amounts Receivable

	March 31, 2022	December 31, 2021	December 31, 2020
Accounts receivable	$1,004,939	$703,140	$772,138
GST receivable	18,825	-	-
Interest receivable	14,331	-	-
Due from related parties	22,405	4,173	1,173
Other	2,442	2,492	-
	$1,062,942	$709,805	$773,311